Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Numerator computations
Group profit for the financial year	$ 3,874	$ 2,621	[1],[2]	$ 1,165	[1],[2]
Profit attributable to non-controlling interests	(27)	(56)		(43)
Profit attributable to equity holders of the Company	3,847	2,565		1,122
Preference dividends	0	0		0
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share	3,847	2,565		1,122
Equity holders of the Company	1,190	179	[1]	156	[1]
From continuing operations	$ 2,657	$ 2,386	[1]	$ 966	[1]
Denominator computations
Weighted average number of Ordinary Shares outstanding for the year	758.3	780.2		785.1
Effect of dilutive potential Ordinary Shares (employee share awards)	5.8	6.6		6.0
Denominator for diluted earnings per Ordinary Share	764.1	786.8		791.1
Basic earnings per Ordinary Share (in usd per share)	$ 5.07	$ 3.29	[1]	$ 1.43	[1]
Diluted earnings per Ordinary Share (in usd per share)	5.03	3.26	[1]	1.42	[1]
Basic earnings per Ordinary Share from continuing operations (in usd per share)	3.50	3.06	[1]	1.23	[1]
Diluted earnings per Ordinary Share from continuing operations (in usd per share)	$ 3.48	$ 3.03	[1]	$ 1.22	[1]

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.
[2]	See the Accounting Policies on page 181 for further details.